10-Q DEBT OBLIGATIONS - Schedule of Long-Term Debt Obligations (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 15, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt			$ 5,000,000		$ 3,683,748
Less: debt discounts and issuance costs		$ (470,932)	(513,744)		(126,043)
Total debt, net of discounts		4,529,068	4,486,256		3,557,705
Secured Debt | GHF Secured Promissory Note
Debt Instrument [Line Items]
Total debt	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 4,550,000	$ 0
Interest rate	6.00%	6.00%		6.00%